Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Estimates of Future Commitments
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (i)	$48,177	$27,767	$27,101	$27,334	$19,631	$161,284	$311,294
Gas supply and service agreements (ii)	78,929	58,768	46,774	43,862	29,650	146,039	404,022
Service agreements	62,055	57,813	58,377	56,163	53,706	369,283	657,397
Capital projects	107,001	—	—	—	—	—	107,001
Land easements and others	12,947	12,997	13,171	13,343	13,517	479,555	545,530
Total	$309,109	$157,345	$145,423	$140,702	$116,504	$1,156,161	$2,025,244
(i)    Power purchase: AQN’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as at June 30, 2021. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.
(ii)     Gas supply and service agreements: AQN’s gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.